Finance Assets, Net (Narrative) (Details) (USD $)	3 Months Ended			12 Months Ended			51 Months Ended		3 Months Ended	12 Months Ended				3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended						12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Mar. 31, 2011	Dec. 31, 2008	Mar. 31, 2010 General Motors Corporation [Member]	Dec. 31, 2010 General Motors Corporation [Member]	Dec. 31, 2009 General Motors Corporation [Member]	Dec. 31, 2011 General Motors Corporation [Member]	Jun. 30, 2009 General Motors Corporation [Member]	Jun. 30, 2011 Reduction To Cumulative Lease Earnings [Member]	Dec. 31, 2011 Reduction To Cumulative Lease Earnings [Member]	Jun. 30, 2011 Interest On Tax Underpayments [Member]	Dec. 31, 2011 Interest On Tax Underpayments [Member]	Dec. 31, 2011 Rail And Surface Transport [Member]	Dec. 31, 2011 Aircraft [Member]	Dec. 31, 2011 Electric Power [Member]	Dec. 31, 2011 Real Estate [Member]	Dec. 31, 2011 Manufacturing [Member]	Dec. 31, 2011 American Airlines [Member] Aircraft [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Proceeds from asset management activities				$ 490,000,000	$ 312,000,000	$ 793,000,000
Total gains included in operating companies income				107,000,000	72,000,000	257,000,000
Finance assets, net	3,559,000,000			3,559,000,000	4,502,000,000
Gross investment in finance leases	3,786,000,000			3,786,000,000	4,704,000,000					101,000,000		101,000,000	214,000,000
Investments in financial leases, allowance for losses	227,000,000			227,000,000	202,000,000	266,000,000		304,000,000
Leveraged lease charge			627,000,000	627,000,000			95,000,000							315,000,000	315,000,000	312,000,000	312,000,000
Reduction in cumulative lease earnings excluding penalties and interest			50.00%
Permanent charge for interest on tax underpayments			50.00%
Third-party nonrecourse debt	6,800,000,000			6,800,000,000	8,300,000,000
Lease with contingent rentals				0	0
Investment in finance leases, percentage																		26.00%	30.00%	25.00%	10.00%	9.00%
Investment outside United States, percentage	13.00%			13.00%	23.00%
Leveraged lease revenues				(314,000,000)	160,000,000	341,000,000
Reduction to cumulative lease earnings related to the PMCC Leveraged Lease Charge			490,000,000	490,000,000											490,000,000
Direct finance lease revenues				1,000,000	1,000,000	7,000,000
Income tax (benefit) expense on leveraged lease revenues				(112,000,000)	58,000,000	119,000,000
Number of leases																							28
Investment in finance leases																							140,000,000
Deferred taxes subject to acceleration in the event of foreslosure	22,000,000			22,000,000
Write-off against allowance for losses on investments in finance leases									64,000,000		49,000,000
Remaining financial lease investment											165,000,000
Deferred taxes										34,000,000
Financial services assets lease receivables (increase) decrease to allowance	$ (60,000,000)	$ 35,000,000		$ (25,000,000)		$ (15,000,000)